Derivative financial instruments (Tables)	12 Months Ended
Jun. 12, 2012
Fair Values of Derivative Financial Instruments

The following table summarizes the fair values of derivative financial instruments as of March 31, 2011 and 2012:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	¥55,794	¥7,166	$87
Investments and other assets - Other	74,528	61,174	744

Total	¥130,322	¥68,340	$831

Other current liabilities	¥(7,410)	¥(2,060)	$(25)
Other long-term liabilities	(1,188)	(303)	(4)

Total	¥(8,598)	¥(2,363)	$(29)

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	¥99,093	¥61,983	$754
Investments and other assets - Other	185,272	157,642	1,918

Total	¥284,365	¥219,625	$2,672

Other current liabilities	¥(64,611)	¥(38,338)	$(467)
Other long-term liabilities	(132,785)	(120,666)	(1,468)

Total	¥(197,396)	¥(159,004)	$(1,935)

Foreign exchange forward and option contracts
Prepaid expenses and other current assets	¥2,619	¥9,531	$116
Investments and other assets - Other	—	—	—

Total	¥2,619	¥9,531	$116

Other current liabilities	¥(14,202)	¥(21,736)	$(264)
Other long-term liabilities	(75)	(70)	(1)

Total	¥(14,277)	¥(21,806)	$(265)

Notional Amounts of Derivative Financial Instruments

The following table summarizes the notional amounts of derivative financial instruments as of March 31, 2011 and 2012:

	Yen in millions				U.S. dollars in millions
	March 31,				March 31,
	2011		2012		2012
	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments
Interest rate and currency swap agreements	¥617,472	¥11,460,275	¥344,623	¥10,607,666	$4,193	$129,063
Foreign exchange forward and option contracts	—	1,176,955	—	2,199,627	—	26,762

Total	¥617,472	¥12,637,230	¥344,623	¥12,807,293	$4,193	$155,825

Gains and Losses on Derivative Financial Instruments and Hedged Items Reported in Consolidated Statement of Income

The following table summarizes the gains and losses on derivative financial instruments and hedged items reported in the consolidated statement of income for the years ended March 31, 2010, 2011 and 2012:

	Yen in millions
	For the years ended March 31,
	2010		2011
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments - Fair value hedge
Interest rate and currency swap agreements
Cost of financing operations	¥138,677	¥(135,163)	¥71,491	¥(68,741)
Interest expense	(265)	265	(166)	166

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	¥77,939	¥—	¥72,082	¥—
Foreign exchange gain (loss), net	(2,819)	—	(1,393)	—
Foreign exchange forward and option contracts
Cost of financing operations	(21,841)	—	(2,693)	—
Foreign exchange gain (loss), net	60,599	—	110,211	—

	Yen in millions		U.S. dollars in millions
	For the year ended March 31,		For the year ended March 31,
	2012		2012
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments - Fair value hedge
Interest rate and currency swap agreements
Cost of financing operations	¥(1,354)	¥2,999	$(16)	$36
Interest expense	—	—	—	—

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	¥35,834	¥—	$436	$—
Foreign exchange gain (loss), net	(28)	—	(0)	—
Foreign exchange forward and option contracts
Cost of financing operations	(3,815)	—	(46)	—
Foreign exchange gain (loss), net	53,272	—	648	—